Subsequent events (Details Textual) - Subsequent Event [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 11, 2019
Line of Credit Facility, Capacity Available for Trade Purchases	$ 2,500
Line Of Credit Facility Interest Rate	13.00%
Line of Credit Additional Credit Facility		$ 10,000